Investments (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Percentage of the Company's Equity Interest

This table provides a summary of the financial information of affiliated companies and jointly-controlled entities. The information below reflects the percentage of the Company’s equity interest in each company.

	Control	2017	2016
Hidrelétrica Cachoeirão	Jointly-controlled	58	50
Guanhães Energia	Jointly-controlled	25	—
Hidrelétrica Pipoca	Jointly-controlled	26	32
Retiro Baixo	Jointly-controlled	158	162
Aliança Norte (Belo Monte plant)	Jointly-controlled	577	527
Madeira Energia (Santo Antônio plant) (2)	Affiliated	535	644
FIP Melbourne (Santo Antônio plant) (2)	Affiliated	582	677
Lightger	Jointly-controlled	41	42
Baguari Energia	Jointly-controlled	148	162
Renova	Jointly-controlled	282	689
Aliança Geração	Jointly-controlled	1,242	1,319
Central Eólica Praias de Parajuru	Jointly-controlled	60	63
Central Eólica Volta do Rio	Jointly-controlled	68	81
Central Eólica Praias de Morgado	Jointly-controlled	51	60
Amazônia Energia (Belo Monte Plant)	Jointly-controlled	867	781
Usina Hidrelétrica Itaocara S.A.	Jointly-controlled	4	3
Light	Jointly-controlled	1,534	1,070
Taesa	Jointly-controlled	1,101	1,583
Ativas Data Center (2)	Affiliated	17	18
LEPSA (1)	Subsidiary	—	344
RME	Jointly-controlled	383	339
Companhia Transleste de Transmissão	Jointly-controlled	—	22
Companhia Transudeste de Transmissão	Jointly-controlled	—	21
Companhia Transirapé de Transmissão	Jointly-controlled	—	24
Companhia de Transmissão Centroeste de Minas	Jointly-controlled	21	21
Axxiom Soluções Tecnológicas	Jointly-controlled	12	19

Total of investments		7,792	8,753
Guanhães – Uncovered liabilities of jointly-controlled entity	Jointly-controlled	—	(59)

Total		7,792	8,694

(1)	On November 2017, the Company acquired all the shares of Lepsa, and therefore as from that date now consolidates that company in its financial statements. Lepsa’s sole asset is comprised of an investment in common and preferred shares in Light. Hence the Company no longer presents the investment that it previously held in Lepsa in its consolidated financial statements, presenting only the interest in Light.
(2)	The Company’s investees that are not consolidated are jointly-controlled entities, with the exception of the interest in the Santo Antônio power plant, and Ativas Data Center, which are affiliated companies in which the interests held (by Cemig GT and Cemig Telecom, respectively) exercise significant influence. It was as from the fourth quarter of 2016 that Ativas Data Center became an investee in which Cemig has significant influence.

Allocation of Acquisition Price of Jointly-Controlled Subsidiaries, A Valuation was Made of Intangible Assets Relating to Right to Operate Regulated Activity

	2014	Amortization	2015	Addition	Amortization	Written off	2016	Amortization	Written off	2017
Taesa	433	(18)	415	—	(18)	(109)	288	(13)	(86)	189
Light	253	(22)	231	—	(22)	—	209	(23)	—	186
Gasmig	220	(5)	215	—	(8)	—	207	(7)	—	200
Lepsa	—	—	—	50	(1)	—	49	(6)	(43)	—
RME	—	—	—	49	(1)	—	48	(5)	—	43

Total	906	(45)	861	99	(50)	(109)	801	(54)	(129)	618

Movement of Investments in the Jointly-Controlled Entities
b)	The movement of Investments in the jointly-controlled entities in 2017, 2016 and 2015, is as follows:

	2016	Gain (loss) by equity method (Income statement)	Gain (loss) by equity method (Other comprehensive income)	Dividends	Injections / acquisitions	Sales	Others	2017
Companhia Transleste de Transmissão	22	5	—	(7)	—	(20)	—	—
Companhia Transudeste de Transmissão	21	3	—	(12)	—	(12)	—	—
Companhia Transirapé de Transmissão	24	4	—	(6)	—	(22)	—	—
Companhia de Transmissão Centroeste de Minas	21	5	—	(5)	—	—	—	21
Light	1,070	35	(3)	—	—	—	432	1,534
Axxiom Soluções Tecnológicas	19	(7)	—	—	—	—	—	12
Lepsa	344	—	(2)	—	—	—	(342)	—
RME	339	7	(2)	—	38	—	1	383
Hidrelétrica Cachoeirão	50	10	—	(3)	—	—	1	58
Guanhães Energia (1)	—	(13)	—	—	97	—	(59)	25
Hidrelétrica Pipoca	32	2	—	(8)	—	—	—	26
Madeira Energia (Santo Antônio plant)	644	(109)	—	—	—	—	—	535
FIP Melbourne (Santo Antônio plant)	677	(95)	—	—	—	—	—	582
Lightger	42	2	—	(3)	—	—	—	41
Baguari Energia	162	17	—	(30)	—	—	(1)	148
Central Eólica Praias de Parajuru	63	(1)	—	—	—	—	(2)	60
Central Eólica Volta do Rio	81	(12)	—	—	—	—	(1)	68
Central Eólica Praias de Morgado	60	(8)	—	—	—	—	(1)	51
Amazônia Energia (Belo Monte Plant)	781	1	—	—	85	—	—	867
Ativas Data Center	18	(2)	—	—	—	—	1	17
Taesa	1,583	216	—	(183)	—	(515)	—	1,101
Renova	689	(390)	(34)	—	18	—	(1)	282
Usina Hidrelétrica Itaocara S.A.	3	(2)	—	—	3	—	—	4
Aliança Geração	1,319	72	—	(149)	—	—	—	1,242
Aliança Norte (Belo Monte plant)	527	(2)	—	—	51	—	1	577
Retiro Baixo	162	10	—	(14)	—	—	—	158

Total of investments	8,753	(252)	(41)	(420)	292	(569)	29	7,792

Guanhães Energia – Uncovered liabilities of jointly-controlled entity (1)	(59)	—	—	—	—	—	59	—

	8,694	(252)	(41)	(420)	292	(569)	88	7,792

1)	Uncovered liability reversed through injection of capital.

	2015	Equity method gain (Statement of income)	Gain (loss) by equity method (Other comprehensive income)	Dividends	Injections / acquisitions	Sales	Merger	Other	2016
Companhia Transleste de Transmissão	18	6	—	(2)	—	—	—	—	22
Companhia Transudeste de Transmissão	18	4	—	(1)	—	—	—	—	21
Companhia Transirapé de Transmissão	19	5	—	—	—	—	—	—	24
Transchile	108	2	(23)	—	—	(87)	—	—	—
Companhia de Transmissão Centroeste de Minas	18	5	—	(2)	—	—	—	—	21
Light	1,188	(121)	3	—	—	—	—	—	1,070
Axxiom Soluções Tecnológicas	24	(5)	—	—	—	—	—	—	19
Lepsa	—	(18)	1	(57)	252	—	166	—	344
RME	—	(20)	—	(58)	247	—	169	1	339
Hidrelétrica Cachoeirão	42	10	—	(2)	—	—	—	—	50
Guanhães Energia (1)	19	(103)	—	—	25	—	—	59	—
Hidrelétrica Pipoca	27	5	—	—	—	—	—	—	32
Madeira Energia (Santo Antônio Plant through Madeira Energia)	676	(71)	—	—	39	—	—	—	644
FIP Melbourne (Santo Antônio Plant through Madeira Energia)	703	(63)	—	—	40	—	—	(3)	677
LightGer	37	5	—	—	—	—	—	—	42
Baguari Energia	187	41	—	(14)	—	—	—	(52)	162
Central Eólica Praias de Parajuru	63	—	—	—	—	—	—	—	63
Central Eólica Volta do Rio	85	(4)	—	—	—	—	—	—	81
Central Eólica Praias de Morgado	62	(2)	—	—	—	—	—	—	60
Amazônia Energia (Belo Monte Plant through Norte Energia)	495	(6)	—	—	292	—	—	—	781
Ativas Data Center (2)	—	(31)	—	—	99	—	—	(50)	18
Parati	358	(24)	1	—	—	—	(335)	—
Taesa	2,242	342	—	(382)	—	(619)	—	—	1,583
Renova (3)	1,527	(372)	19	—	278	—	—	(763)	689
Usina Hidrelétrica Itaocara S.A.	—	—	—	—	3	—	—	—	3
Aliança Geração	1,327	104	—	(112)	—	—	—	—	1,319
Aliança Norte (Belo Monte Plant through Norte Energia)	354	(7)	—	—	180	—	—	—	527
Retiro Baixo	148	16	—	(2)	—	—	—	—	162

Total of investments	9,745	(302)	1	(632)	1,455	(706)	—	(808)	8,753

Ativas Data Center – Uncovered liabilities of jointly-controlled entity	(28)	—	—	—	—	—	—	28	—
Guanhães Energia – Uncovered liabilities of jointly-controlled entity	—	—	—	—	—	—	—	(59)	(59)

Total	9,717	(302)	1	(632)	1,455	(706)	—	(839)	8,694

(1)	Transfer to uncovered liabilities.
(2)	The amount of R$ 50 refers to the dilution of shareholding interest arising from subscription of share capital by a new shareholder.
(3)	The amount of R$ 763 refers to the impairment of intangible concession assets resulting from the financial difficulties of Renova.

	2014	Equity method gain (Statement of income)	Equity method gain (Other comprehensive income)	Dividends	Injections / acquisitions	Other	2015
Companhia Transleste de Transmissão	14	8	—	(4)	—	—	18
Companhia Transudeste de Transmissão	13	5	—	—	—	—	18
Companhia Transirapé de Transmissão	13	6	—	—	—	—	19
Transchile	67	5	36	—	—	—	108
Companhia de Transmissão Centroeste de Minas	22	2	—	(6)	—	—	18
Light	1,198	(11)	2	(1)	—	—	1,188
Axxiom Soluções Tecnológicas	23	1	—	—	—	—	24
Hidrelétrica Cachoeirão	34	8	—	—	—	—	42
Guanhães Energia	69	(49)	—	(1)	—	—	19
Hidrelétrica Pipoca	28	2	—	(3)	—	—	27
Madeira Energia (Santo Antônio plant through Madeira Energia)	674	2	—	—	—	—	676
FIP Melbourne (Santo Antônio plant through Madeira Energia)	708	(5)	—	—	—	—	703
Lightger	38	(1)	—	—	—	—	37
Baguari Energia	193	12	—	(18)	—	—	187
Central Eólica Praias de Parajuru	62	2	—	(1)	—	—	63
Central Eólica Volta do Rio	84	2	—	(1)	—	—	85
Central Eólica Praias de Morgado	62	—	—	—	—	—	62
Amazônia Energia (Belo Monte Plant through Norte Energia)	395	(19)	—	(1)	120	—	495
Ativas Data Center	—	(28)	—	—	—	28	—
Epícares Empreendimentos (1)	92	1	—	1	—	(94)	—
Parati	372	3	—	(17)	—	—	358
Taesa	2,188	383	—	(329)	—	—	2,242
Renova	1,538	(25)	15	(1)	—	—	1,527
Aliança Geração	3	107	—	(93)	581	729	1,327
Aliança Norte (Belo Monte Plant through Norte Energia)	—	(13)	—	—	367	—	354
Retiro Baixo	150	(5)	—	—	3	—	148

Total of investments	8,040	393	53	(475)	1,071	663	9,745

Ativas Data Center – Uncovered liabilities of jointly-controlled entity	—	—	—	—	—	(28)	(28)

Total	8,040	393	53	(475)	1,071	635	9,717

(1)	The amount of R$ 94 refers to the assets subscribed to constitute Aliança Geração;

Principal Information on the Subsidiaries and Jointly-Controlled Entities
c)	Information from the subsidiaries and jointly-controlled entities:

Company	Number of shares	2017			2016			2015
		Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity	Cemig interest %	Share capital	Equity
Cemig Geração e Transmissão	2,896,785,358	100.00	1,838	4,794	100.00	1,838	4,583	100.00	1,838	4,684
Hidrelétrica Cachoeirão	35,000,000	49.00	35	118	49.00	35	103	49.00	35	83
Guanhães Energia	330,536,000	49.00	331	51	49.00	186	—	49.00	138	38
Hidrelétrica Pipoca	41,360,000	49.00	41	53	49.00	41	65	49.00	41	54
Retiro Baixo	222,850,000	49.90	223	258	49.90	223	264	49.90	223	296
Aliança Norte (Belo Monte Plant)	3,622,440,125	49.00	1,119	1,066	49.00	1,014	1,077	49.00	647	723
Madeira Energia (Santo Antônio Plant)	9,730,201,137	18.13	9,547	5,327	18.13	10,152	6,419	18.05	9,762	7,642
Lightger	79,078,937	49.00	79	83	49.00	79	85	49.00	79	76
Baguari Energia S.A. (1)	26,157,300,278	69.39	187	214	69.39	187	248	69.39	262	270
Renova (2)	417,197,244	36.23	2,919	780	34.15	2,856	1,956	27.37	2,526	5,581
Aliança Geração	1,291,582,500	45.00	1,291	1,858	45.00	1,291	1,973	45.00	1,291	2,949
Central Eólica Praias de Parajuru	70,560,000	49.00	71	89	49.00	71	89	49.00	71	129
Central Eólica Volta do Rio	117,230,000	49.00	117	116	49.00	117	137	49.00	117	174
Central Eólica Praias de Morgado	52,960,000	49.00	53	54	49.00	53	65	49.00	53	127
Amazônia Energia (1) (Belo Monte Plant)	1,229,600,123	74.50	1,230	1,163	74.50	1,116	1,048	74.50	723	665
Usina Hidrelétrica Itaocara S.A.	11,102,420	49.00	11	8	49.00	6	6	—	—	—
Cemig Distribuição	2,359,113,452	100.00	2,772	3,737	100.00	2,362	2,500	100.00	2,362	2,696
Light	203,934,060	26.06	2,226	3,462	26.06	2,226	3,354	26.06	2,226	4,558
CemigTelecom	448,340,822	100.00	292	247	100.00	242	192	100.00	225	169
Rosal Energia	46,944,467	100.00	47	107	100.00	47	141	100.00	47	122
Sá Carvalho	361,200,000	100.00	37	103	100.00	37	106	100.00	37	103
Gasmig	409,255,483	99.57	665	1,224	99.57	665	1,426	99.57	665	1,408
Horizontes Energia	39,257,563	100.00	39	53	100.00	39	52	100.00	64	71
Usina Térmica Ipatinga	174,281	100.00	—	5	100.00	—	4	100.00	—	4
Cemig PCH	35,952,000	100.00	36	97	100.00	36	92	100.00	36	85
Lepsa	1,379,839,905	100.00	406	456	66.62	438	443	—	—	—
RME	1,365,421,406	75.00	403	453	66.27	434	440	—	—	—
Companhia Transleste de Transmissão	49,569,000	—	50	—	25.00	50	81	25.00	50	73
UTE Barreiro		100.00	17	18	100.00	31	39	100.00	31	30
Companhia Transudeste de Transmissão	30,000,000	—	30	—	24.00	30	85	24.00	30	73
Empresa de Comercialização de Energia Elétrica	486,000	100.00	—	18	100.00	—	20	100.00	—	9
Companhia Transirapé de Transmissão	22,340,490	—	22	—	24.50	22	98	24.50	22	79
Transchile	—	—	—	—	—	—	—	49.00	237	221
Efficientia	6,051,994	100.00	6	7	100.00	6	5	100.00	6	6
Cemig Comercializadora de Energia Incentivada	1,000,000	100.00	1	2	100.00	1	2	100.00	5	6
Companhia de Transmissão Centroeste de Minas	28,000,000	51.00	28	40	51.00	28	42	51.00	28	34
Cemig Trading	1,000,000	100.00	1	29	100.00	1	29	100.00	—	30
Axxiom Soluções Tecnológicas	17,200,000	49.00	47	24	49.00	47	39	49.00	47	49
Parati	1,432,910,602	—	—	—	—	—	—	25.00	1,433	1,431
Taesa	1,033,496,721	21.68	3,042	4,347	31.54	3,042	4,308	43.36	3,042	5,171

(1)	Jointly-control under a Shareholders’ Agreement.
(2)	Due to the increase in the equity interest in Renova, there was a loss item of R$2 million reflecting the fact that Renova reported a loss for the year 2016.

Summarized Financial Information of the Company's Equity Investees

The balances for the affiliated companies and jointly-controlled entities, at December 31, 2017, 2016 and 2015, are as follows:

2017	Centroeste	RME	Light	Taesa	Axxiom	Aliança Norte	Itaocara	Lightger	Amazônia Energia	Aliança Geração
Assets
Current	56	2	4,250	1,970	46	1	5	51	—	622
Cash and cash equivalents	17	1	342	2	3	—	5	1	—	468
Non-current	1	451	11,181	6,608	11	1,065	11	142	1,163	2,398

Total assets	57	453	15,431	8,578	57	1,066	16	193	1,163	3,020

Liabilities
Current	4	—	5,575	736	29	—	1	31	—	448
Suppliers	—	—	2,023	48	1	—	1	20	—	44
Loans and financings – Current	3	—	1,373	—	5	—	—	—	—	84
Non-current	13	—	6,394	3,495	4	—	7	79	—	714
Equity	40	453	3,462	4,347	24	1,066	8	83	1,163	1,858

Total liabilities	57	453	15,431	8,578	57	1,066	16	193	1,163	3,020

Statement of income
Net sales revenue	15	—	11,315	1,104	43	—	—	42	—	920
Cost of sales	(4)	—	—	(209)	(55)	—	(4)	(28)	—	(554)
Depreciation and amortization	(1)	—	—	(1)	(2)	—	—	(11)	—	(127)

Gross profit (loss)	11	—	11,315	895	(12)	—	(4)	14	—	366
General and administrative expenses	—	(1)	(9,941)	(124)	(7)	(1)	—	(2)	(1)	(11)
Finance income	2	16	136	368	1	—	—	4	2	30
Finance expenses	(2)	—	(1,212)	(434)	(1)	—	—	(9)	—	(65)

Operational profit (loss)	11	15	298	705	(19)	(1)	(4)	7	1	320
Income and Social Contribution taxes	(1)	—	(174)	(58)	6	—	—	(3)	—	(104)

Net income (loss) for the year	10	15	124	647	(13)	(1)	(4)	4	1	216

Comprehensive income (loss) effects	—	(2)	(15)	—	—	—	—	—	—	—

Comprehensive income (loss) for the year	10	13	109	647	(13)	(1)	(4)	4	1	216

The “Transmineiras” companies (Companhia Transleste de Transmissão S.A.; Companhia Transudeste de Transmissão S.A. and Companhia Transirapé de Transmissão S.A.) were removed from the table for 2017, due to their sale in November 2017.

LEPSA is not presented in the 2017 table due to the fact that it has been under the Company’s control since November 2017.

2017	Hidrelétrica Cachoeirão	Baguari Energia	Guanhães Energia	Madeira Energia	Hidrelétrica Pipoca	Retiro Baixo	Renova	Central Eólica de Parajuru	Central Eólica de Morgado	Central Eólica Volta do Rio
Assets
Current	51	29	11	557	15	23	32	41	11	16
Cash and cash equivalents	46	5	7	55	6	14	—	35	7	5
Non-current	87	209	42	23,594	95	366	1,679	121	136	233

Total assets	138	238	53	24,151	110	389	1,711	162	147	249

Liabilities
Current	10	18	2	2,031	18	27	395	26	90	126
Suppliers	1	10	—	203	6	3	25	1	2	1
Non-current	10	6	—	16,793	39	104	536	47	3	7
Equity	118	214	51	5,327	53	258	780	89	54	116

Total liabilities	138	238	53	24,151	110	389	1,711	162	147	249

Statement of income
Net sales revenue	39	64	—	2,971	29	67	—	21	14	22
Cost of sales	(17)	(37)	(1)	(1,859)	(18)	(34)	(5)	(16)	(17)	(28)
Depreciation and amortization	(4)	(9)	—	—	(3)	(10)	(5)	(10)	(10)	(17)
Gross profit (loss)	22	27	(1)	1,112	11	33	(5)	5	(3)	(6)
General and administrative expenses	—	—	—	(817)	(1)	—	—	(2)	(1)	(3)
Provision for loss	—	—	(22)	—	—	—	—	—	—	—
Financial income	4	6	1	115	2	3	4	3	2	3
Finance expenses	(2)		(3)	(1,551)	(5)	(11)	(1,260)	(6)	(8)	(12)
Operational profit (loss)	24	33	(25)	(1,141)	7	25	(1,261)	—	(10)	(18)
Income and Social Contribution taxes	(3)	(11)	—	49	(2)	(3)	121	—	(1)	(3)

Net income (loss) for the year	21	22	(25)	(1,092)	5	22	(1,140)	—	(11)	(21)

Comprehensive income (loss) effects	—	—	—	—	—	—	(99)	—	—	—

Comprehensive income (loss) for the year	21	22	(25)	(1,092)	5	22	(1,239)	—	(11)	(21)

2016	Parati	Transleste	Transirapé	Centroeste	Transudeste	Lepsa	RME	Light	Taesa	Axxiom	Aliança Norte
Assets
Current	12	50	41	61	32	6	3	3,612	1,955	66	2
Cash and cash equivalents	8	3	2	20	4	—	—	668	102	9	2
Non-current	1,327	123	122	1	78	437	437	10,718	6,456	13	1,075

Total assets	1,339	173	163	62	110	443	440	14,330	8,411	79	1,077

	—	—	—	—	—	—	—	—	—	—	—
Liabilities	—	—	—	—	—	—	—	—	—	—	—
Current	—	28	33	5	22	—	—	4,871	1,074	32	—
Suppliers	—	—	—	—	—	—	—	1,342	37	1	—
Loans and financings – Current	—	18	19	3	19	—	—	15,568	9	10	—
Non-current	—	63	32	15	3	—	—	6,105	3,029	8	—
Equity	1,339	82	98	42	85	443	440	3,354	4,308	39	1,077

Total liabilities	1,339	173	163	62	110	443	440	14,330	8,411	79	1,077

	—	—	—	—	—	—	—	—	—	—	—
Statement of income	—	—	—	—	—	—	—	—	—	—	—
Net sales revenue	—	34	45	13	22	—	—	9,645	1,391	57	—
Cost of sales	—	(2)	(19)	(2)	(1)	—	—	(8,042)	(149)	(64)	—
Depreciation and amortization	—	—	—	(1)	—	—	—	(452)	(1)	(2)	—

Gross profit (loss)	—	32	26	11	21	—	—	1,603	1,242	(7)	—
General and administrative expenses (SG&A) :	(6)	—	(1)	—	(1)	(1)	(1)	(753)	(107)	(8)	(2)
Finance income	4	2	1	4	1	—	1	148	58	1	—
Finance expenses	(60)	(11)	(5)	(3)	(4)	(41)	(41)	(1,281)	(223)	—	(7)

Operational profit (loss)	(62)	23	21	12	17	(42)	(41)	(283)	970	(14)	(9)
Income tax and the Social Contribution tax	—	(2)	(2)	(1)	(1)	—	—	(30)	(108)	5	—

Net income (loss) for the year	(62)	21	19	11	16	(42)	(41)	(313)	862	(9)	(9)

Comprehensive income (loss) effects	1	—	—	—	—	—	—	3	—	—	—

Comprehensive income (loss) for the year	(61)	21	19	11	16	(42)	(41)	(310)	862	(9)	(9)

2016	Hidrelétrica Cachoeirão	Baguari Energia	Guanhães Energia	Madeira Energia	Hidrelétrica Pipoca	Retiro Baixo	Renova	Central Eólica de Parajuru	Central Eólica de Morgado	Central Eólica Volta do Rio	Lightger	Amazônia Energia	Aliança Geração
Assets
Current	43	45	16	1,520	20	30	136	38	24	37	35	—	388
Cash and cash equivalents	40	11	1	58	17	19	36	18	17	27	32	—	147
Non-current	86	220	65	23,557	98	377	5,765	128	142	245	152	1,048	2,512

Total assets	129	265	81	25,077	118	407	5,901	166	166	282	187	1,048	2,900

	—	—	—	—	—	—	—	—	—	—	—	—	—
Liabilities	—	—	—	—	—	—	—	—	—	—	—	—	—
Current	9	12	191	3,131	8	25	3,347	19	27	37	16	—	592
Suppliers	2	6	—	662	—	1	547	1	1	1	6	—	101
Non-current	17	5	11	15,527	45	118	598	58	74	108	86	—	335
Equity	103	248	(121)	6,419	65	264	1,956	89	65	137	85	1,048	1,973

Total liabilities	129	265	81	25,077	118	407	5,901	166	166	282	187	1,048	2,900

	—	—	—	—	—	—	—	—	—	—	—	—	—
Statement of income	—	—	—	—	—	—	—	—	—	—	—	—	—
Net sales revenue	34	65	—	2,803	25	62	484	27	22	29	36	—	804
Cost of sales	(10)	(12)	—	(1,845)	(6)	(29)	(454)	(17)	(17)	(27)	(17)	—	(314)
Depreciation and amortization	(3)	(9)	—	(673)	(3)	(9)	(93)	(10)	(10)	(17)	(11)	—	(125)

Gross profit (loss)	24	53	—	958	19	33	30	10	5	2	19	—	490
General and administrative expenses (SG&A)	—	(1)	—	(146)	(2)	—	(41)	(1)	(1)	(2)	(1)	(1)	(58)
Impairment of PP&E	—	—	—	—	—	—	(281)	—	—	—	—	—	—
Adjustment for losses on investment	—	—	—	—	—	—	(455)	—	—	—	—	—	—
Finance income	4	15	—	146	2	2	16	3	3	5	3	—	46
Finance expenses	(3)	(1)	(208)	(1,552)	(6)	(15)	(424)	(7)	(10)	(15)	(10)	(8)	(58)

Operational profit (loss)	25	66	(208)	(594)	13	20	(1,155)	5	(3)	(10)	11	(9)	420
Income tax and the Social Contribution tax	(2)	(7)	—	(23)	(2)	(3)	54	(2)	1	3	(3)	—	(127)

Net income (loss) for the year	23	59	(208)	(617)	11	17	(1,101)	3	(2)	(7)	8	(9)	293

Comprehensive income (loss) effects	—	—	—	—	—	—	99	—	—	—	—	—	—

Comprehensive income (loss) for the year	23	59	(208)	(617)	11	17	(1,002)	3	(2)	(7)	8	(9)	293

2015	Parati	Transleste	Transirapé	Centroeste	Transudeste	Transchile	Light	Taesa	Axxiom	Aliança Norte	Cachoeirão
Assets
Current	59	47	34	58	32	39	3,976	2,082	74	1	28
Cash and cash equivalents	46	8	6	16	6	36	447	132	7	1	23
Non-current	1,408	128	114	1	81	299	11,818	7,574	14	726	89

Total assets	1,467	175	148	59	113	338	15,794	9,656	88	727	117

Liabilities
Current	36	18	20	4	17	21	4,399	1,008	34	—	10
Suppliers	—	—	—	—	—	—	1,450	34	2	—	2
Loans and financings – current	—	6	3	2	—	10	1,629	628	5	—
Non-current	—	84	49	21	23	96	6,838	3,477	5	4	24
Equity	1,431	73	79	34	73	221	4,557	5,171	49	723	83

Total liabilities	1,467	175	148	59	113	338	15,794	9,656	88	727	117

Statement of Income
Net sales revenue	—	33	34	14	22	28	1,222	1,973	66	—	30
Cost of sales	—	(4)	(13)	(4)	(2)	(10)	(460)	(287)	(59)	—	(14)
Depreciation and amortization	—	—	—	(1)	—	(9)	(412)	(15)	(1)	—	(3)

Gross profit (loss)	—	29	21	10	20	18	762	1,686	7	—	16
General and administrative expenses	—	—	—	—	—	—	(91)	—	(6)	—	—
Net Finance income (expenses)	11	(9)	(5)	(3)	(5)	(6)	(672)	(562)	—	(27)	(1)
Financial income	48	2	1	2	1	—	1,371	769	1	—	2
Finance expenses	(37)	(11)	(6)	(5)	(6)	(6)	(2,043)	(1,331)	(1)	(27)	(3)

Operational profit (loss)	11	20	16	7	15	12	(1)	1,124	1	(27)	15
Income tax and Social Contribution tax	—	(2)	(1)	(1)	(1)	—	(40)	(241)	—	—	(2)

Net income (loss) for the year	11	18	15	6	14	12	(41)	883	1	(27)	13

Comprehensive income (loss) effects	1	—	—	—	—	—	8	—	—	—	—

Comprehensive income (loss) for the year	12	18	15	6	14	12	(33)	883	1	(27)	13

2015	Baguari Energia	Guanhães Energia	Madeira Energia	Pipoca	Retiro Baixo	Renova	Parajuru	Morgado	Volta do Rio	Lightger	Amazônia Energia	Aliança Geração
Assets
Current	72	2	1,608	13	10	551	21	31	46	23	—	243
Cash and cash equivalents	9	1	300	—	1	66	12	12	20	14	—	70
Non-current	220	248	23,754	101	443	8,425	192	209	290	161	666	3,093

Total assets	292	250	25,362	114	453	8,976	213	240	336	184	666	3,336

Liabilities
Current	16	212	2,151	10	25	1,497	18	28	36	14	—	113
Suppliers	6	—	384	—	6	570	—	—	1	4	—	36
Non-current	6	—	15,569	50	132	1,898	66	85	126	94	—	274
Equity	270	38	7,642	54	296	5,581	129	127	174	76	666	2,949

Total liabilities	292	250	25,362	114	453	8,976	213	240	336	184	666	3,336

Statement of Income
Net sales revenue	59	—	2,605	22	53	458	31	34	47	32	—	797
Cost of sales	(46)	—	(1,103)	(11)	(40)	(5)	(16)	(18)	(28)	(25)	—	(442)
Depreciation and amortization	(9)	—	(471)	(3)	(9)	(4)	(10)	(10)	(17)	(10)	—	(69)

Gross profit (loss)	13	—	1,502	11	13	453	15	16	19	7	—	355
General and administrative expenses	—	(86)	(816)	(2)	(11)	—	(5)	(6)	(2)	(1)	(2)	(69)
Net Finance income (expenses)	9	(14)	(967)	(3)	(13)	(355)	(5)	(8)	(11)	(7)	(23)	(18)
Financial income	10	—	950	2	1	41	2	2	3	2	—	9
Finance expenses	(1)	(14)	(1,917)	(5)	(14)	(396)	(7)	(10)	(14)	(9)	(23)	(27)

Operational profit (loss)	22	(100)	(281)	6	(11)	98	5	2	6	(1)	(25)	268
Income tax and Social Contribution tax	(5)	—	266	(1)	1	(191)	(1)	(1)	(2)	(2)	—	(30)

Net income (loss) for the year	17	(100)	(15)	5	(10)	(93)	4	1	4	(3)	(25)	238

Comprehensive income (loss) effects	—	—	—	—	—	54	—	—	—	—	—	—

Comprehensive income (loss) for the year	17	(100)	(15)	5	(10)	(39)	4	1	4	(3)	(25)	238

Disclosure Of Fair Value Of The Assets Acquired Resulted In Fair Value

The fair value of the assets acquired are as follows:

Lepsa			RME
	ASSETS	LIABILITIES + EQUITY		ASSETS	LIABILITIES + EQUITY
Fair value, current	4	—	Fair value, current	2	—
Fair value, non-current	428	—	Fair value, non-current	428	—
Fair value, equity	—	432	Fair value, equity	—	430

Total	432	432	Total	430	430